Certain Risks And Concentrations (Tables)	12 Months Ended
Dec. 31, 2015
Certain Risks and Concentrations [Abstract]
Schedule of customer's concentration in revenue
	Years Ended December 31,
Customers	2015	2014	2013
A	19%	26%	24%
B	10%	14%	13%